CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

During the six months ended June 30, 2021, the Company issued an aggregate of 810,689,880 shares of its common stock in settlement of issued convertible notes payable and accrued interest.

For the six months ended June 30, 2021 and June 30, 2020, the Company recorded amortization of debt discounts of $744,783 and $1,028,931, respectively, as a charge to interest expense.

Convertible notes payable are comprised of the following:

	June 30,	December 31,
	2021	2020
Lender	(Unaudited)	(Audited)
Convertible note payable - Power Up Lending Group	$—	$35,000
Convertible note payable - Crown Bridge Partners	$35,000	$172,500
Convertible note payable – Labrys	$537,500	$—
Convertible note payable - GS Capital Partners LLC	$—	$143,500
Convertible note payable – Geneva Roth	$—	$33,500
Convertible note payable - Robert L. Hymers III	$185,000	$70,000
Convertible note payable – Dutchess Capital	$135,000	$10,000
Convertible note payable – Redstart Holdings	$—	$109,000
Convertible note payable - GW Holdings	$—	$98,175
Convertible note payable - St. George/Bucktown	$727,500	$1,160,726
Total	$1,620,000	$1,832,401
Less debt discounts	$(1,122,225)	$(405,507)
Net	$497,775	$1,426,894
Less current portion	$(497,775)	$(1,426,894)
Long term portion	$—	$—

Convertible Note Payable-Labrys

In June 2021, the Company issued a convertible promissory note in the aggregate principal amount of $537,500 to Labrys Funds, LP (“Labrys”). The promissory note accrues interest at 12% per annum, is due one year from the issuance date and includes an original issuance discount in the aggregate amount of $53,750. The Company also paid $33,750 in deferred financing fees and received $450,000 of net proceeds. The note is convertible at any time at a conversion price of $0.005 per share. The Company also issued a five-year warrants to purchase up to 76,349,431 shares of its common stock to Labrys, at an exercise price of $0.00704 per share. In addition, the Company issued five-year warrants to purchase up to 76,349,431 shares of its common stock to an investment banker for services, which warrants have an exercise price of $0.008448 per share. The aggregate debt discount of $533,526 is being amortized to interest expense over the respective terms of the note.

The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note. The Company is prohibited from effecting an exercise of the warrant to the extent that, as a result of such exercise, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon exercise of the note. Accrued interest on the note was $5,375 as of June 30, 2021.

Convertible Notes Payable-Power Up Lending

From July 1 through September 12, 2019, the Company issued four convertible promissory notes in the aggregate principal amount of $294,000 to Power Up Lending Group Ltd. (“Power Up”). The promissory notes accrue interest at a rate of 10% per annum, were due one year from the respective issuance date and include an original issuance discount in the aggregate amount of $12,000. The notes are convertible at any time at a conversion price equal to 61% of the market price of the Company’s common stock, defined as the lowest trading price during the 15-trading-day period prior to the date of conversion. Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the notes should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares of common stock would be available to settle all potential future conversion transactions. As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $169,202 is being amortized to interest expense over the respective terms of the notes.

The Company has the right to prepay the notes for an amount ranging from 125% to 140% multiplied by the outstanding balance (all principal and accrued interest) depending on the prepayment period (ranging from 1 to 180 days following the issuance date). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

As of June 30, 2021 and December 31, 2020, the Company owed an aggregate of $0 and $35,000 of principal, respectively, on the notes. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $1,167, respectively, of accrued interest on the notes.

Convertible Notes Payable-Crown Bridge Partners

From October 1 through December 31, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $225,000 to Crown Bridge Partners LLC (“Crown Bridge”). The promissory notes accrue interest at a rate of 10% per annum, were due one year from the respective issuance date and include an original issuance discount in aggregate amount of $22,500. Interest accrues from the issuance date, but interest shall not become payable until the notes becomes payable. The notes are convertible at any time at a conversion price equal to 60% of the market price of the Company’s common stock, defined as the lowest trading price during the 15-trading-day period prior to the conversion date. Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares of common stock would be available to settle all potential future conversion transactions. As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $88,674 was being amortized to interest expense over the respective terms of the notes. The Company also issued a warrants to purchase up to 519,230 shares of the Company’s common stock with an initial exercise price of $0.26, with reset provisions based on issuances of common stock subsequent to the issuance date. Due to the reset provision, the exercise option of these warrants is also accounted for as a derivative liability. See Note 10.

The Company has the right to prepay the notes for an amount ranging from 125% to 140% multiplied by the outstanding balance (all principal and accrued interest) depending on the prepayment period (ranging from 1 to 180 days following the issuance date). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

As of June 30, 2021 and December 31, 2020, the Company owed an aggregate of $35,000 and $172,500 of principal, respectively, on the notes. As of June 30, 2021 and December 31, 2020, the Company owed accrued interest of $0 and $6,500 on the notes, respectively.

Convertible Notes Payable-Odyssey Funding LLC

On October 30, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $250,000 to Odyssey Funding LLC (“Odyssey”). The promissory notes accrue interest at a rate of 12% per annum, were due one year from the respective issuance date and include an original issuance discount in an aggregate amount of $12,500. Interest accrues from the issuance date, but interest does not become payable until the notes becomes payable. The notes are convertible at any time at a conversion price equal to 55% the average of the two lowest trading prices of the Company’s common stock as quoted on the OTC Markets or such other exchange where the Company's shares are then traded, for the 20 trading days prior to the conversion date.

As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $207,650 was being amortized to interest expense over the respective terms of the notes. As of June 30, 2021 and December 31, 2020, the Company an aggregate of $0 and $0 of principal, respectively. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 in accrued interest on the notes, respectively  .

Convertible Notes Payable - Paladin Advisors LLC

On October 23, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $75,000 to Paladin Advisors, LLC (“Paladin”). The promissory notes accrue interest at a rate of 8% per annum and were due six months from the respective issuance date of each note. Pursuant to the notes, Paladin has the option to convert all or any portion of the unpaid principal amount of the notes, plus accrued interest, into shares of the Company’s common stock at a conversion price equal to a 45% discount to the lowest closing bid of the 10 day trading period prior to the date of conversion.

The aggregate debt discount of $46,721 was being amortized to interest expense over the respective terms of the notes. As of June 30, 2021 and December 31, 2020, the Company owed an aggregate of $0 and $0 of principal, respectively, on the notes. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 in accrued interest on the notes  , respectively.

Convertible Notes Payable-GS Capital Partners LLC

On December 19, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $173,000 to GS Capital Partners LLC (“GS Capital”). The promissory notes accrue interest at a rate of 10% per annum, were due one year from the respective issuance date, and include an original issuance discount in an aggregate amount of $15,000. Pursuant to the notes, GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the notes into shares of the Company's common stock at a conversion price equal to 62% of the lowest trading price of the Company's common stock as reported on the OTC Markets or such other exchange on which the Company’s shares are then traded, for the 20 trading days prior to the date of conversion.

As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $166,193 was being amortized to interest expense over the respective terms of the notes. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $143,500 of principal, respectively, on the notes. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $$2,789 in accrued interest on the notes  , respectively.

Convertible Notes Payable-St. George Investments

On November 1, 2017, the Company issued a secured convertible promissory note in the principal amount of $601,420 to St. George Investments LLC (“St. George”). The promissory note accrues interest at a rate of 10% per annum compounded daily, was due upon maturity on September 10, 2018 and includes an original issue discount of $59,220. The promissory note was funded on November 11, 2017 for $542,200, net of the original issue discount and transaction costs. As of September 30, 2019, the Company owed $417,890 of principal and $38,378 of accrued interest on this convertible promissory note. As of September 30, 2019, this note was in default, but the lender has not enforced the default interest rate. On December 20, 2017, the Company issued a secured convertible promissory note in the principal amount of up to $1,655,000 to St. George. The promissory note accrues interest at a rate of 10% per annum compounded daily, was due upon maturity on October 27, 2018 and includes an original issue discount of $155,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. The promissory note was funded in nine tranches of  $300,000; $200,000; $200,000; $400,000; $75,000; $150,000; $85,000; $120,000 and $70,000, resulting in aggregate net proceeds of $1,500,000. The Company received aggregate net proceeds of $1,200,000 and $300,000 during the years ended December 31, 2018 and 2017, respectively. As an investment incentive, the Company issued five-year warrants to purchase up to 1,100,000 shares of the Company’s common stock at an exercise price of $2.40 per share, with certain reset provisions. As of June 30, 2020, the warrants had an exercise price of $0.0085 for 5,274,146 total warrants.

The promissory note is convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s Market Capitalization falls below $30,000,000, the conversion price will be 60% of the three lowest closing trade prices from the 20 trading days immediately prior to the date of conversion. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or common stock equivalents at an effective price less than the conversion price then in effect. The Company has a right to prepayment of the note, subject to a 20% prepayment premium. The note is secured by a trust deed of certain assets of the Company. “Market Capitalization” means the total outstanding shares of common stock multiplied by the stock price published on OTC Markets.

On November 5, 2018, $250,000 of principal and accrued interest was assigned to John Fife as an individual with all the terms and conditions of the original note issued to St. George. On March 21, 2019, $150,959 of principal and $4,963 of accrued interest along with $160,454 of derivative liabilities valued as of the respective conversion date were converted into an aggregate of 394,460 shares of the Company’s common stock.

During the nine months ended September 30, 2019, $550,000 of principal, $122,694 of accrued interest and $441,394 of derivative liabilities valued as of the respective conversion dates were converted into an aggregate of 1,710,897 shares of the Company’s common stock, resulting in a gain on debt settlement of $21,586. As of September 30, 2019, the Company owed $0 of principal and $0 of accrued interest on these convertible promissory notes. Although these notes were in default until they were repaid, the lender did not enforce the default interest rate.

On August 28, 2018, the Company issued a secured convertible promissory note in the amount of $1,128,518 (including overfunding of $23,518) to St. George. The promissory note accrues interest at a rate of 10% per annum compounded daily, was due upon maturity on June 30, 2019, and includes an original issue discount of $100,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. During the year ended December 31, 2018, the Company received aggregate net proceeds of $825,000. During the nine months ended September 30, 2019, an additional $218,518 was funded under this note resulting in net proceeds of $198,518.

As an investment incentive to St. George, the Company issued St. George five-year warrants to purchase up to 750,000 shares of the Company’s common stock at an exercise price of $2.40 per share, with certain reset provisions. The aggregate fair value of the issued warrants was $1,588,493. The face value of the debt was then allocated, on a relative fair value basis, between the debt and the warrants. The portion allocated to warrants has been added to the debt discount with a resulting increase in additional paid-in capital. As of the funding date of each tranche of this note, the Company determined the fair value of the embedded derivative associated with the convertibility of this note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $1,114,698 is being amortized to interest expense over the respective term of each tranche.   As of June 30, 2020, the warrants had an exercise price of $0.0085 for 3,750,000 total warrants.

The promissory notes are convertible, at any time at St. George’s option, at $2.40 per share. However, in the event the Company’s Market Capitalization falls below $30,000,000, the conversion rate will be 60% of the three lowest closing trade prices during the 20 trading days immediately prior to the date of conversion, subject to additional adjustments. In addition, the promissory notes include certain anti-dilution provisions should the Company subsequently issue any common stock or common stock equivalents at an effective price per share that is less than the conversion price then in effect. The Company has a right to prepayment of the note, subject to a 15% prepayment premium. The note is secured by a trust deed of certain assets of the Company.

During the nine months ended September 30, 2019, $1,000,859 of principal and $840,299 of derivative liabilities valued as of the respective conversion dates were converted into an aggregate of 4,475,543 shares of the Company’s common stock, resulting in a loss on debt settlement of $612,034. As of September 30, 2019, the Company owed $828,518 of principal and $28,138 of accrued interest on this convertible promissory note. As of September 30, 2019, this note was in default, but the lender has not enforced the default interest rate.

On January 29, 2019, the Company issued a secured convertible promissory note in the principal amount of $2,205,000 to St. George. The promissory note accrues interest at a rate of 10% per annum compounded daily, was due upon maturity on December 5, 2019, and includes an original issue discount of $200,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. During the nine months ended September 30, 2019, the promissory note was funded in eight tranches totaling $1,406,482, resulting in aggregate net proceeds of $1,276,482. As an investment incentive to St. George, the Company issued to St. George five-year warrants to purchase up to 1,500,000 shares of the Company’s common stock at an exercise price of $2.40 per share, with certain reset provisions. As of June 30, 2020, the warrants had an exercise price of $0.0085 for 7,500,000 total warrants. The aggregate fair value of the issued warrants was $999,838. The face value of the debt was then allocated, on a relative fair value basis, between the debt and the warrants. The portion allocated to warrants has been added to the debt discount with a resulting increase in additional paid-in capital. As of the funding date of each tranche of this note, the Company determined the fair value of the embedded derivative associated with the convertibility of this note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense.

The promissory notes  are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s Market Capitalization falls below $30,000,000, the conversion price will be 60% of the three lowest closing trade prices the 20 trading days immediately prior to the date of conversion, subject to additional adjustments. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or common stock equivalents at an effective price per share that is less than the conversion price then in effect. The Company has a right to prepayment of the note, subject to a 15% prepayment premium. The note is secured by a trust deed of certain assets of the Company.

On March 25, 2019, the Company issued a secured convertible promissory note in the principal amount of $580,000 to St. George. The promissory note accrues interest at a rate of 10% per annum compounded daily, was due upon maturity on January 24, 2020 and includes an original issue discount of $75,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. During the nine months ended September 30, 2019, the promissory note was funded in the amount of $580,000 resulting in net proceeds of $500,000. As an investment incentive, the Company issued five-year warrants to purchase up to 375,000 shares of the Company’s common stock at an exercise price of $2.40 per share, with certain reset provisions. As of June 30, 2020, the warrants had an exercise price of $0.0085 for 1,875,000 total warrants. The aggregate fair value of the issued warrants was $258,701. The face value of the debt was then allocated, on a relative fair value basis, between the debt and the warrants. The portion allocated to warrants has been added to the debt discount with a resulting increase in additional paid-in capital. As of the funding date of this note, the Company determined the fair value of the embedded derivative associated with the convertibility of this note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $483,966 is being amortized to interest expense over the term of the note.

The promissory notes are convertible, at any time at St. George’s option, at $2.40 per share. However, in the event the Company’s Market Capitalization falls below $30,000,000, the conversion price will be 60% of the three lowest closing trade prices from the 20 trading days immediately prior to the date of conversion, subject to additional adjustments. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or common stock equivalents at an effective price per share less than the conversion price then in effect. The Company has a right to prepayment of the note, subject to a 15% prepayment premium. The note is secured by a trust deed of certain assets of the Company.

The Company entered into five convertible note agreements with Bucktown Capital, LLC, an affiliated entity of St. George in fiscal year 2020 and during the six months ended June 30, 2021. The notes have total principal due of $727,500, bear interest at 8% per annum. The notes mature between December 2021 and March 2022. The notes are convertible at fixed prices, with $225,000 of principal convertible at $0.002 per share, $80,000 convertible at $0.003 per share, and $422,500 convertible at $0.005 per share.

As of June 30, 2021 and December 31, 2020, the Company owed $727,500 and $1,160,726 of principal, respectively, on these notes. As of June 30, 2021 and December 31, 2020, the Company owed $24,042 and $350,525 of accrued interest on the above notes, respectively.

Convertible Notes Payable - Robert L. Hymers III

On December 23, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $96,552.70 to Robert L. Hymers III (“Hymers”) in satisfaction of funds owed to Mr. Hymers from his consulting contract with the Company for past services rendered and completed. The promissory notes accrue interest at a rate of 10% per annum, and are were six months from the respective issuance date of the note along with accrued and unpaid interest. Hymers has the option to convert all or any portion of the unpaid principal amount of the notes, plus accrued interest, into shares of the Company’s common stock at a conversion price equal to a 50% discount to the lowest closing bid price of the Company’s common stock during the 15 day trading period prior to the date of conversion. The aggregate debt discount of $92,332 is being amortized to interest expense over the respective terms of the notes. As of June 30, 2021 and December 31, 2020, the Company owed an aggregate of $185,000 and $70,000 of principal, respectively, to Hymers.  As of June 30, 2021 and December 31, 2020, the Company owed $3,125 and $1,005 in accrued interest on the notes  , respectively.

Convertible Notes Payable – Natural Plant Extract

On April 15, 2019, the Company entered into a joint venture agreement with Natural Plant Extract of California, Inc. (“NPE”) to operate a licensed psychoactive cannabis distribution service in California. California legalized THC psychoactive cannabis for medicinal and recreational use on January 1, 2018. On February 3, 2020, the Company terminated the joint venture.

Definitive Agreement

Pursuant to the agreement with NPE, the Company agreed to acquire 20% (equal to 200,000 shares of NPE) of NPE’s authorized shares in exchange for the payment of $2,000,000 and $1,000,000 worth of the Company’s restricted common stock. The Company agreed to form a joint venture with NPE incorporated in California under the name “Viva Buds, Inc.” for the purpose of operating a California licensed cannabis distribution business pursuant to California law legalizing THC psychoactive cannabis for recreational and medicinal use.

The Company’s payment obligations were governed by a stock purchase agreement which required the Company to make the following payments:

a. Deposit of $350,000 within 5 days of the execution of the agreement;

b. Deposit of $250,000 payable within 30 days of the execution of the agreement;

c. Deposit of $400,000 within 60 days of the execution of the agreement;

d. Deposit of $500,000 within 75 days of the execution of the agreement; and

e. Deposit of $500,000 within 90 days of the execution of the agreement.

The Company made its initial payment pursuant to this schedule, but otherwise failed to comply with the payment schedule and was in breach of contract.

Settlement and Release of All Claims Agreement

On February 3, 2020, the Company and NPE entered into a Settlement and Release of All Claims Agreement. In exchange for a universal release of all claims, the Company and NPE (i) agreed to reduce the Company’s interest in NPE from 20% to 5%; (ii) agreed that the Company would to pay NPE a total of $85,000 as follows: $35,000 concurrent with the execution of the Settlement and Release of All Claims Agreement, and $25,000 no later than the 5th calendar day for each of the two months following execution of Settlement and Release of All Claims Agreement; and, (iii) agreed to retire the balance of the Company’s original valuation obligation from the agreement, representing a shortfall of $56,085.15, in a convertible promissory note, with terms allowing NPE to convert the note into the Company’s common stock at a 50% discount to the closing price of the Company’s common stock as of the maturity date.

Of the total amount due and payable by the Company as of the date of this filing, the Company owes $50,000, and is in breach of the Settlement and Release of All Claims Agreement. On February 3, 2020, the Company issued a convertible promissory note in the principal amount of $56,085.15 to NPE. Additionally, as a result of the Company’s settlement agreement with NPE, the Company became liable to pay NPE its 5% portion equal to $25,902 of the regulatory charges to the City of Lynwood and the State of California to transfer the cannabis licenses back to NPE. To date, the Company has not paid this amount and it is due and owing.

Convertible Note Payable – GW Holdings Group

On January 6, 2020, the Company entered into a convertible promissory note in the amount of $57,750 with GW Holdings Group, LLC (“GW”). GW has the option, beginning on the six month anniversary of the date of issuance, to convert all or any amount of the principal face amount of the note then outstanding into shares of the Company's common stock at a conversion price equal to 40% discount of the lowest trading price for the 15 trading days prior to the date of the conversion. The note accrues interest at a rate of 10% per annum and include a $5,250 original issue discount such that the price of the note was $57,750. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $98,175 of principal, respectively, on the note. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $818 in accrued interest on the note  , respectively.

Convertible Note Payable – Jefferson Capital

On January 20, 2020, the Company issued a convertible promissory note to Jefferson Capital, LLC (“Jefferson”) with note matured on January 20, 2021. Jefferson has the right to convert any or all of the note into common stock of the Company at a conversion price equal to (i) 60% of the lowest trading price of the Company’s common stock during the 20 trading day period prior to the issue date of the note or (ii) 60% multiplied by the market price, meaning the lowest trade price for the Company’s common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 of principal, respectively, on the note. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 in accrued interest on the note.

Convertible Note Payable – BHP Capital

On January 21, 2021, the Company issued a convertible promissory note in the principal amount of $37,625to BHP Capital NY, Inc. (“BHP”). The Company agreed to pay simple interest on the outstanding principal amount of the note at a rate of 10% per annum. All amounts owed pursuant to the note are convertible, in whole or in part, into shares of the Company’s common stock at BHP’s option at the lower of (i) the lowest price at which the Company has issued stock; or (ii) the market price, defined as 60% of the lowest trading price for the Company’s common stock during the 20 trading day period ending on the last trading day prior to the conversion date. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 of principal, respectively, on the notes. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 in accrued interest   on the note.

Convertible Notes Payable – LG Capital

On March 2, 2020, the Company entered issued a convertible promissory note in the principal amount of $50,000 to LG Capital Funding, LLC (“LG Capital”) which note matured on March 2, 2021. The note accrues interest at a rate of 8% per annum. LG Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the note then outstanding into shares of the Company's common stock at a price per share of equal to 55% of the lowest trading price of the Company’s common stock as quoted on the OTC Markets for the 20 trading days prior to the date of conversion. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 of principal, respectively, on the note. As of June 30, 2021 and December 31, 2020, the Company owed $0 and $0 in accrued interest on the note  .

Convertible Debt Summary:

The Company has identified the embedded derivatives related to the above described notes and warrants. These embedded derivatives included certain conversion and reset features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the note and to fair value as of each subsequent reporting date.

At June 30, 2021, the Company determined the aggregate fair value of embedded derivatives to be $1,904,016. The fair values were determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 128.2% to 169.0%, (3) weighted average risk-free interest rate of 0.16% to 0.18%, (4) expected life of 0.05 to 2.7 years, (5) conversion prices of $0.00185 to $0.00333 and (6) the Company's common stock price of $0.004 per share as of June 30, 2020.

For the six months ended June 30, 2021, the Company recorded a gain on the change in fair value of derivative liabilities of $1,347,646 and a loss of $1,035,115 related to the excess of the fair value of derivatives at issuance above convertible note principle as a charge to interest expense. For the six months ended June 30, 2020, the Company recorded a gain on change in fair value of derivative liabilities of $1,142,272, a loss of $395,607 related to the excess of the fair value of derivatives at issuance above convertible note principle as a charge to interest expense, and amortization of debt discounts of $1,028,931 as a charge to interest expense.

Paycheck Protection Program Loan

During the quarter ended June 30, 2020, the Company's wholly owned subsidiary, H Smart Inc., received a $35,500 loan as part of the Paycheck Protection Program (“PPP”) offered by the Small Business Administration.

The Company has elected to account for the PPP loan pursuant to FASB ASC 470, Debt, or as a government grant by analogy to International Accounting Standard 20, Accounting for Government Grants and Disclosure of Government Assistance.

Following the guidance in ASC 470, the Company has recognized the entire loan amount as a liability on the balance sheet, with interest accrued and expensed over the term of the loan. The Company will not impute additional interest at a market rate because transactions where interest rates are prescribed by governmental agencies are excluded from the scope of ASC 835-30.

For purposes of derecognizing the liability, ASC 470 refers to the extinguishment guidance in ASC 405, Liabilities.

Based on that guidance, the loan would remain recorded as a liability until either of the following criteria are met:

•	The Company has been legally released from being the primary obligor under the liability.

•	The Company pays the lender and is relieved of its obligation for the liability.

Because the Company will not be legally released from being the primary obligor of the PPP loan until forgiveness is actually granted, income from the extinguishment of the loan would only be recognized once the Company's application for forgiveness is approved. If the forgiveness application is approved, any resulting amount forgiven would be recognized and separately disclosed in the income statement as a gain on extinguishment.

Subscriptions Payable

On September 30, 2020, the Company entered into a share exchange agreement (“Share Exchange Agreement”) with Cannabis Global, Inc. (“CBGL”) dated September 30, 2020, to acquire the number of shares of CBGL’s common stock equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date of the Share Exchange Agreement, in exchange for the number of shares of Company common stock equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date of the Share Exchange Agreement.  For both parties, the Share Exchange Agreement contains a “true-up” provision requiring the issuance of additional common stock in the event that a decline in the market value of either parties’ common stock should cause the aggregate value of the stock acquired pursuant to the Share Exchange Agreement to fall below $650,000.

On February 26, 2021, the Company entered into a share exchange agreement (“ECOX Share Exchange Agreement”) with Eco Innovation Group, Inc. (“ECOX”) dated February 26, 2021, to acquire the number of shares of ECOX’s common stock, equal in value to $650,000 based on the per-share price of $0.06, in exchange for the number of shares of Company common stock equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date of the ECOX Share Exchange Agreement.  For both parties, the ECOX Share Exchange Agreement contains a “true-up” provision requiring the issuance of additional common stock in the event that a decline in the market value of either parties’ common stock should cause the aggregate value of the stock acquired pursuant to the ECOX Share Exchange Agreement to fall below $650,000. Based on the value of ECOX shares in the market as of June 30, 2021, the Company recorded a value for additional shares owed to ECOX pursuant to the ECOX Share Exchange Agreement of $329,572 as a subscription agreement along with a loss from equity investment of $391,194. As of June 30, 2021 41,935,484 shares of the Company’s common stock have been issued. As a result, the balance of subscriptions payable as of June 30, 2021 and December 31, 2020 was $999,355 and $670,000, respectively.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

During the year ended December 31, 2020 and 2019, the Company issued an aggregate of 2,241,141,195 and 9,251,217 shares of its common stock in sexttlement of the issued convertible notes payable and accrued interest.

For the years ended December 31, 2020 and 2019, the Company recorded amortization of debt discounts of $1,658,395 and $2,906,843, respectively, as a charge to interest expense.

Convertible notes payable are comprised of the following:

	2020	2019
Convertible note payable – Power Up Lending Group	$35,000	$294
Convertible note payable – Crown Bridge Partners	$172,500	$110,000
Convertible note payable – Odyssey Funding LLC	$—	$250,000
Convertible note payable – Paladin Advisors LLC	$—	$75,000
Convertible note payable- GS Capital Partners LLC	$143,500	$173,000
Convertible note payable – Natural Plant Extract	$—	$56,085
Convertible note payable – Robert L. Hymers III	$70,000	$96,553
Convertible note payable – Geneva Roth	$33,500	$—
Convertible note payable – Dutchess Capital Partners	$10,000	$—
Convertible note payable – Redstart HLDGS	$109,000	$—
Convertible note payable – GW Holdings	$98,175	$—
Convertible notes payable-St George-due Dec 31,2020 and 2019	$1,160,726	$2,947,890
Total	$1,832,401	$3,708,822
Less debt discounts	$(405,507)	$(808,980)
Net	$1,426,894	$2,899,842
Less current portion	$(1,426,894)	$(2,899,842)
Long term portion	$—	$—

Convertible notes payable-Power Up Lending

From July 1 through September 12, 2019, the Company issued four convertible promissory notes in the aggregate principal amount of $294,000 to Power Up Lending (“Power Up”). The promissory notes bear interest at 10% per annum, are due one year from the respective issuance date and include an original issuance discount (“OID”) in aggregate of $12,000. Interest shall accrue from the issuance date, but interest shall not become payable until the notes becomes payable. The notes are convertible at any time at a conversion rate equal to 61% of the Market Price (defined as the lowest trading price during the 15-trading-day period prior to the conversion date). Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $33,542 is being amortized to interest expense over the respective terms of the notes.

The Company shall have the right to prepay the notes for an amount ranging from 125% - 140% multiplied by the outstanding balance (all principal and accrued interest) depending on the Prepayment Period (ranging from 1 to 180 days following the issuance date). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

As of December 31, 2020, the Company owed an aggregate of $35,000 of principal and $1,167 of accrued interest on these convertible promissory notes.

Convertible notes payable-Crown Bridge Partners

From October 1 through December 31, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $225,000 to Crown Bridge Partners LLC (“Crown Bridge”). The promissory notes bear interest at 10% per annum, are due one year from the respective issuance date and include an original issuance discount (“OID”) in aggregate of $22,500. Interest shall accrue from the issuance date, but interest shall not become payable until the notes becomes payable. The notes are convertible at any time at a conversion rate equal to 60% of the Market Price (defined as the lowest trading price during the 15-trading-day period prior to the conversion date). Upon the issuance of these convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $78,056 is being amortized to interest expense over the respective terms of the notes.

The Company shall have the right to prepay the notes for an amount ranging from 125% - 140% multiplied by the outstanding balance (all principal and accrued interest) depending on the Prepayment Period (ranging from 1 to 180 days following the issuance date). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

As of December 31, 2020, the Company owed an aggregate of $172,500 of principal and $6,500 of accrued interest on these convertible promissory notes.

Convertible notes payable-Odyssey Funding LLC

On October 30, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $250,000 to Odyssey Funding LLC (“Odyssey”). The promissory notes bear interest at 12% per annum, are due one year from the respective issuance date and include an original issuance discount (“OID”) in aggregate of $0. Interest shall accrue from the issuance date, but interest shall not become payable until the notes becomes payable. The notes are convertible at any time at a conversion rate equal to 55% the average of the two lowest trading prices of the Common Stock as reported on the National Quotations Bureau OTC market exchange which the Company's shares are traded or any exchange upon which the Common Stock may be traded in the future ("Exchange"), for the twenty prior trading days including the day upon which a Notice of Conversion is received by the Company or its transfer agent (provided such Notice of Conversion is delivered by fax or other electronic method of communication to the Company or its transfer agent after 4 P.M. Eastern Standard or Daylight Savings Time if the Holder wishes to include the same day closing price). If the shares have not been delivered within 3 business days, the Notice of Conversion may be rescinded. Such conversion shall be effectuated by the Company delivering the shares of Common Stock to the Holder within 3 business days of receipt by the Company of the Notice of Conversion. Accrued but unpaid interest shall be subject to conversion. No fractional shares or scrip representing fractions of shares will be issued on conversion, but the number of shares issuable shall be rounded to the nearest whole share. The Company agrees to honor all conversions submitted pending this increase. In the event the Company experiences a DTC "Chill" on its shares, the conversion price shall be decreased to 45% instead of 55% while that "Chill" is in effect. In no event shall the Holder be allowed to effect a conversion if such conversion, along with all other shares of Company Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days' prior written notice by the Investor).

As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $0 is being amortized to interest expense over the respective terms of the notes. As of December 31, 2020, the Company owed an aggregate of $0 of principal and $0 of accrued interest on these convertible promissory notes.

Convertible notes payable-Paladin Advisors LLC

On October 23, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $75,000 to Paladin Advisors, LLC (“Paladin”). The promissory notes bear interest at 8% per anum, and is due six months from the respective issuance date of the note along with accrued and unpaid interest. Principal and interest to be payable as provided below on that date which is six months from the date of issuance (the “Maturity Date”). All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share (the “Common Stock”) in accordance with the terms of this agreement and shall be made in lawful money of the United States of America. All payments shall be made at such address as the Holder shall hereafter give to the Company by written notice made in accordance with the provisions of this Note. Whenever any amount expressed to be due by the terms of this Note is due on any day which is not a business day, the same shall instead be due on the next succeeding day which is a business day and, in the case of any interest payment date which is not the date on which this Note is paid in full, the extension of the due date thereof shall not be taken into account for purposes of determining the amount of interest due on such date. As used in this Note, the term “business day” shall mean any day other than a Saturday, Sunday or a day on which commercial banks in the city of New York, New York are authorized or required by law or executive order to remain closed.

For so long as there remains any amount due hereunder, the Holder shall have the option to convert all or any portion of the unpaid principal amount of this Note, plus accrued interest (together with the unpaid principal amount, the “Converted Amount”), into shares of the Company’s common stock. The conversion price (the “Conversion Price”) shall be equal to a forty-five percent (45%) discount to the lowest closing bid of the previous ten (10) day trading period, ending on the business day before a Notice of Conversion is delivered to the Company. The number of shares of Common Stock into which the Converted Amount shall be convertible (the “Conversion Shares”) shall be determined by dividing (i) the Converted Amount by (ii) the Conversion Price. For the purposes of this Section 4(a), a conversion shall be deemed to occur on the date that the Company receives an executed copy of the Conversion Notice.

The aggregate debt discount of $0 is being amortized to interest expense over the respective terms of the notes. As of December 31, 2020, the Company owed an aggregate of $0 of principal and $0 of accrued interest on these convertible promissory notes.

Convertible notes payable-GS Capital Partners LLC

On December 19, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $173,000 to GS Capital Partners LLC (“GS Capital”). The promissory notes bear interest at 10% per annum and is due one year from the respective issuance date and include an original issuance discount (“OID”) in aggregate of $15,000.

The interest will be paid to the Holder in whose name this Note is registered on the records of the Company regarding registration and transfers of this Note. The principal of, and interest on, this Note are payable at 30 Broad Street, Suite 1201, New York, NY 10004, initially, and if changed, last appearing on the records of the Company as designated in writing by the Holder hereof from time to time. The Company will pay each interest payment and the outstanding principal due upon this Note before or on the Maturity Date, less any amounts required by law to be deducted or withheld, to the Holder of this Note by check or wire transfer addressed to such Holder at the last address appearing on the records of the Company. The forwarding of such check or wire transfer shall constitute a payment of outstanding principal hereunder and shall satisfy and discharge the liability for principal on this Note to the extent of the sum represented by such check or wire transfer.

The Holder of this Note is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of this Note then outstanding into shares of the Company's common stock (the "Common Stock") at a price ("Conversion Price") for each share of Common Stock equal to 62% of the lowest trading price of the Common Stock as reported on the National Quotations Bureau OTC Marketplace exchange which the Company’s shares are traded or any exchange upon which the Common Stock may be traded in the future ("Exchange"), for the twenty prior trading days including the day upon which a Notice of Conversion is received by the Company or its transfer agent (provided such Notice of Conversion is delivered by fax or other electronic method of communication to the Company or its transfer agent after 4 P.M. Eastern Standard or Daylight Savings Time if the Holder wishes to include the same day closing price). If the shares have not been delivered within 3 business days, the Notice of Conversion may be rescinded. Such conversion shall be effectuated by the Company delivering the shares of Common Stock to the Holder within 3 business days of receipt by the Company of the Notice of Conversion. Accrued but unpaid interest shall be subject to conversion. No fractional shares or scrip representing fractions of shares will be issued on conversion, but the number of shares issuable shall be rounded to the nearest whole share. To the extent the Conversion Price of the Company’s Common Stock closes below the par value per share, the Company will take all steps necessary to solicit the consent of the stockholders to reduce the par value to the lowest value possible under law. The Company agrees to honor all conversions submitted pending this increase. In the event the Company experiences a DTC “Chill” on its shares, the Conversion Price shall be decreased to 52% instead of 62% while that “Chill” is in effect. In no event shall the Holder be allowed to effect a conversion if such conversion, along with all other shares of Company Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days’ prior written notice by the Investor).

As of the funding date of each note, the Company determined the fair value of the embedded derivative associated with the convertibility of each note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $92,396 is being amortized to interest expense over the respective terms of the notes. As of December 31, 2020, the Company owed an aggregate of $143,500 of principal and $2,789 of accrued interest on these convertible promissory notes.

Convertible notes payable-St George Investments

Effective November 1, 2017, the Company issued a secured convertible promissory note in aggregate of $601,420 to St George Investments LLC (“St George”). The promissory note bears interest at 10% compounded daily, was due upon maturity on September 10, 2018 and includes an original issue discount (“OID”) of $59,220. The promissory note was funded on November 11, 2017 for $542,200, net of OID and transaction costs. As of September 30, 2019, the Company owed $417,890 of principal and $38,378 of accrued interest on this convertible promissory note. As of September 30, 2019, this note was in default, but the lender has not enforced the default interest rate. Effective December 20, 2017, the Company issued a secured convertible promissory note in aggregate of $1,655,000 to St George Investments LLC (“St George”). The promissory note bears interest at 10% compounded daily, was due upon maturity on October 27, 2018 and includes an original issue discount (“OID”) of $155,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. The promissory note was funded in nine tranches of $300,000; $200,000; $200,000; $400,000; $75,000; $150,000; $85,000; $120,000 and $70,000, resulting in aggregate net proceeds of $1,500,000. The Company received aggregate net proceeds of $1,200,000 and $300,000 during the years ended December 31, 2018 and 2017, respectively. As an investment incentive, the Company issued 1,100,000 five-year 5 warrants, exercisable at $2.40 per share, with certain reset provisions.

The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price. The Company has a right to prepayment of the note, subject to a 20% prepayment premium and is secured by a trust deed of certain assets of the Company.

On November 5, 2018, $250,000 of principal and accrued interest was assigned to John Fife as an individual with all the terms and conditions of the original note issued to St George. On March 21, 2019, $150,959 of principal and $4,963 of accrued interest along with $160,454 of derivative liabilities valued as of the respective conversion date were converted into 394,460 shares of common stock.

Effective August 28, 2018, the Company issued a secured convertible promissory note in aggregate of $1,128,518 (includes overfunding of $23,518) to St George Investments LLC (“St George”). The promissory note bears interest at 10% compounded daily, was due upon maturity on June 30, 2019 and includes an original issue discount (“OID”) of $100,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. During the year ended December 31, 2018, the Company received aggregate net proceeds of $825,000. During the nine months ended September 30, 2019, an additional $218,518 was funded under this note resulting in net proceeds of $198,518.

As an investment incentive, the Company issued 750,000 five-year warrants, exercisable at $2.40 per share, with certain reset provisions. The aggregate fair value of the issued warrants was $1,588,493. The face value of the debt was then allocated, on a relative fair value basis, between the debt and the warrants. The portion allocated to warrants has been added to the debt discount with a resulting increase in additional paid-in capital. As of the funding date of each tranche of this note, the Company determined the fair value of the embedded derivative associated with the convertibility of this note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. As of the aggregate debt discount of $1,114,698 is being amortized to interest expense over the respective term of each tranche.

The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price. The Company has a right to prepayment of the note, subject to a 15% prepayment premium and is secured by a trust deed of certain assets of the Company.

Effective January 29, 2019, the Company issued a secured convertible promissory note in aggregate of $2,205,000 to St George Investments LLC (“St George”). The promissory note bears interest at 10% compounded daily, is due upon maturity on December 5, 2019 and includes an original issue discount (“OID”) of $200,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. During the nine months ended September 30, 2019, the promissory note was funded in eight tranches totaling $1,406,482 resulting in aggregate net proceeds of $1,276,482 under this note. As an investment incentive, the Company issued 1,500,000 5-year warrants, exercisable at $2.40 per share, with certain reset provisions. The aggregate fair value of the issued warrants was $999,838. The face value of the debt was then allocated, on a relative fair value basis, between the debt and the warrants. The portion allocated to warrants has been added to the debt discount with a resulting increase in additional paid-in capital. As of the funding date of each tranche of this note, the Company determined the fair value of the embedded derivative associated with the convertibility of this note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense.

The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price. The Company has a right to prepayment of the note, subject to a 15% prepayment premium and is secured by a trust deed of certain assets of the Company.

Effective March 25, 2019, the Company issued a secured convertible promissory note in the amount of $580,000 to St George Investments LLC (“St George”). The promissory note bears interest at 10% compounded daily, is due upon maturity on January 24, 2020 and includes an original issue discount (“OID”) of $75,000. In addition, the Company agreed to pay $5,000 for legal, accounting and other transaction costs of the lender. During the nine months ended September 30, 2019, the promissory note was funded in the amount of $580,000 resulting in net proceeds of $500,000 under this note. As an investment incentive, the Company issued 375,000 five-year warrants, exercisable at $2.40 per share, with certain reset provisions. The aggregate fair value of the issued warrants was $258,701. The face value of the debt was then allocated, on a relative fair value basis, between the debt and the warrants. The portion allocated to warrants has been added to the debt discount with a resulting increase in additional paid-in capital. As of the funding date of this note, the Company determined the fair value of the embedded derivative associated with the convertibility of this note. The fair value of the embedded derivative has been added to the debt discount (total debt discount is limited to the face value of the debt) with any excess of the derivative liability recognized as interest expense. The aggregate debt discount of $483,966 is being amortized to interest expense over the term of the note.

The promissory notes are convertible, at any time at the lender’s option, at $2.40 per share. However, in the event the Company’s market capitalization (as defined) falls below $30,000,000, the conversion rate is 60% of the 3 lowest closing trade prices due the 20 trading days immediately preceding date of conversion, subject to additional adjustments, as defined. In addition, the promissory note includes certain anti-dilution provisions should the Company subsequently issue any common stock or equivalents at an effective price less than the lender conversion price. The Company has a right to prepayment of the note, subject to a 15% prepayment premium and is secured by a trust deed of certain assets of the Company. .

In December 2020, the Company entered into two convertible promissory notes in the aggregate amount of $160,000 of principal with an Bucktown Capital LLC, entity controlled by the owners of St. George. The Company received net proceeds of $150,000. The notes mature in December 2020 and bear interest at 8% or 22% in the event of default. The notes are convertible at the lender’s option at any time at a fixed price of $0.002 per common share, subject to normal adjustment for common stock splits.

As of December 31, 2020, the Company owed $1,160,726 of principal and $349,458 of accrued interest on the above convertible promissory notes.

Convertible notes payable - Robert L. Hymers III

On December 23, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $96,552 to Robert L. Hymers III (“Hymers”) in satisfaction of funds owed to Mr. Hymers from his consulting contract with the Company for past services rendered and completed. The promissory notes bear interest at 10% per anum, and is due six months from the respective issuance date of the note along with accrued and unpaid interest. Principal and interest to be payable as provided below on that date which is six months from the date of issuance (the “Maturity Date”). All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share (the “Common Stock”) in accordance with the terms of this agreement and shall be made in lawful money of the United States of America. All payments shall be made at such address as the Holder shall hereafter give to the Company by written notice made in accordance with the provisions of this Note. Whenever any amount expressed to be due by the terms of this Note is due on any day which is not a business day, the same shall instead be due on the next succeeding day which is a business day and, in the case of any interest payment date which is not the date on which this Note is paid in full, the extension of the due date thereof shall not be taken into account for purposes of determining the amount of interest due on such date. As used in this Note, the term “business day” shall mean any day other than a Saturday, Sunday or a day on which commercial banks in the city of New York, New York are authorized or required by law or executive order to remain closed.

For so long as there remains any amount due hereunder, the Holder shall have the option to convert all or any portion of the unpaid principal amount of this Note, plus accrued interest (together with the unpaid principal amount, the “Converted Amount”), into shares of the Company’s common stock. The conversion price (the “Conversion Price”) shall be equal to a fifty percent (50%) discount to the lowest closing bid of the previous fifteen (15) day trading period, ending on the business day before a Notice of Conversion is delivered to the Company. The number of shares of Common Stock into which the Converted Amount shall be convertible (the “Conversion Shares”) shall be determined by dividing (i) the Converted Amount by (ii) the Conversion Price. A conversion shall be deemed to occur on the date that the Company receives an executed copy of the Conversion Notice.

The aggregate debt discount of $46,666 is being amortized to interest expense over the respective terms of the notes. As of December 31, 2020, the Company owed an aggregate of $70,000 of principal and $1,005 of accrued interest on these convertible promissory notes. The derivative liability at December 31, 2020 associated with this convertible note was $149,067.

Convertible notes payable – Natural Plant Extract

On April 15, 2019, we entered into a joint venture with Natural Plant Extract of California, Inc., and subsidiaries, to operate a licensed psychoactive cannabis distribution service in California. California legalized THC psychoactive cannabis for medicinal and recreational use on January 1, 2018. On February 3, 2020, we terminated the joint venture.

The Original Material Definitive Agreement

Pursuant to the original material definitive agreement, we agreed to acquire twenty percent (equal to 200,000) of NPE’s authorized shares in exchange for our payment of $2,000,000 and $1,000,000 worth of our restricted common stock. We agreed to form a joint venture with NPE incorporated in California under the name “Viva Buds, Inc.” (“Viva Buds”) for the purpose of operating a California licensed cannabis distribution business pursuant to California law legalizing THC psychoactive cannabis for recreational and medicinal use.

Our payment obligations were governed by a stock purchase agreement which required us to make the following payments:

a. Deposit of $350,000 within 5 days of the execution of the material definitive agreement;

b. Deposit of $250,000 payable within 30 days;

c. Deposit of $400,000 within 60 days;

d. Deposit of $500,000 within 75 days;

e. Deposit of $500,000 within 90 days

We made our initial payment pursuant to this schedule, but otherwise failed to comply with the payment schedule and we were in breach of contract.

Settlement and Release of All Claims Agreement

On February 3, 2020, the Company and NPE entered into a settlement and release of all claims agreement. In exchange for a complete release of all claims, the Company and NPE (1) agreed to reduce our interest in NPE from 20% to 5%; (2) we agreed to pay NPE a total of $85,000 as follows: $35,000 concurrent with the execution of the Settlement and Release of All Claims Agreement, and $25,000 no later than the 5th calendar day for each of the two months following execution of Settlement and Release of All Claims Agreement; and, (3) to retire the balance of our original valuation obligation from the material definitive agreement, representing a shortfall of $56,085, in a convertible promissory note, with terms allowing NPE to convert the note into common stock of MCOA at a 50% discount to the closing price of MCOA’s common stock as of the maturity date.

As of the date of this filing, the Company satisfied its payment obligations under the settlement agreement.

Summary:

The Company has identified the embedded derivatives related to the above described notes and warrants. These embedded derivatives included certain conversion and reset features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the note and to fair value as of each subsequent reporting date.

For the year ended December 31, 2020 and 2019, the Company recorded a loss on the change in fair value of derivative liabilities of $4,698,072 and $2,123,570, respectively. For the years ended December 31, 2020 and 2019, the Company recorded amortization of debt discounts of $1,658,395 and $2,906,843, respectively, as a charge to interest expense, respectively.

At December 31, 2020, the Company determined the aggregate fair values of $4,426,057 of embedded derivatives. The fair values were determined using a binomial model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 164.49% to 278.82%, (3) weighted average risk-free interest rate of 0.09% to 0.17%, (4) expected life of 0.5 years to 2.6 years, and (5) estimated fair value of the Company's common stock from $0.0041 per share.